SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
122 E. 42nd Street, Suite 1900, New York, NY 10017

DIRECTORS AND OFFICERS

DONALD A. STEWART, Chairman and Director

C. JAMES PRIEUR, Vice Chairman and Director

JAMES A. McNULTY, III, President and Director

S. CAESAR RABOY, Director

JAMES C. BAILLE, Director

DAVID D. HORN, Director

JOHN G. IRELAND, Director

DONALD B. HENDERSON, JR., Director

ANGUS A. MacNAUGHTON, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

WILLIAM W. STINSON, Director

PETER F. DEMUTH, Vice President and
  Chief Counsel and Assistant Secretary

ELLEN B. KING, Senior Counsel and Secretary

JANE A. GROSSO, Chief Administrative Officer

ROBERT P. VROLYK, Vice President and
  Actuary

DAVEY S. SCOON, Vice President, Finance,
  Controller and Treasurer
RONALD J. FERNANDES, Vice President,
  Retirement Products and Services
JAMES M.A. ANDERSON, Vice President,   Investments
MIKE SHUNNEY, Vice President, Group Insurance

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, MA 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

                                     [LOGO]

                                                ANNUAL REPORT, DECEMBER 31, 2000

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY

                              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

RENY3-3/01 8M

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                                       UNIT VALUE                 PERCENTAGE
                                                         --------------------------------------     CHANGE
                                                         DECEMBER 31, 1999   DECEMBER 31, 2000   IN UNIT VALUE
                                                         ------------------  ------------------  -------------
  REGATTA -- NY CONTRACTS:
    Capital Appreciation Series........................       $34.0262            $29.7280          (12.63)%
    Massachusetts Investors Trust Series...............        27.8818             27.5275           (1.27)
    Government Securities Series.......................        12.9237             14.2931           10.60
    High Yield Series..................................        15.6326             14.3731           (8.06)
    Managed Sectors Series.............................        39.8571             31.1237          (21.91)
    Money Market Series................................        12.3026             12.8570            4.51
    Total Return Series................................        19.1850             22.1007           15.20
    Utilities Series...................................        29.4815             31.1078            5.52
    Global Governments Series..........................        13.0332             13.0217           (0.09)
    Global Growth Series...............................        25.9348             22.2203          (14.32)
  REGATTA GOLD -- NY CONTRACTS:
    Bond Series........................................       $ 9.8200            $10.6791            8.75%
    Capital Appreciation Series........................        22.6198             19.7625          (12.63)
    Capital Opportunities Series.......................        19.7776             18.5566           (6.17)
    Massachusetts Investors Trust Series...............        18.8640             18.6244           (1.27)
    Emerging Growth Series.............................        29.0322             23.1680          (20.20)
    Equity Income Series...............................         9.8814             12.6949           28.47
    Foreign & Colonial Emerging Markets Equity
     Series............................................         9.0591              6.9035          (23.80)
    International Growth and Income Series.............        14.8716             14.3192           (3.71)
    International Growth Series........................        12.5550             11.4167           (9.07)
    Government Securities Series.......................        11.3761             12.5815           10.60
    High Yield Series..................................        12.3601             11.3643           (8.06)
    Managed Sectors Series.............................        28.4991             22.2545          (21.91)
    Massachusetts Investors Growth Stock Series........        12.5684             11.6369           (7.41)
    Money Market Series................................        11.2115             11.7167            4.51
    New Discovery Series...............................        16.0007             15.8421           (0.99)
    Research Equity Series.............................        19.7914             18.7162           (5.43)
    Research Growth and Income Series..................        13.7803             14.0128            1.69
    Strategic Growth Series............................        10.0000*             8.5000          (15.00)
    Total Return Series................................        14.4646             16.6629           15.20
    Utilities Series...................................        21.9857             23.1986            5.52
    Global Asset Allocation Series.....................        14.2950             13.7738           (3.65)
    Global Governments Series..........................        10.6699             10.6604           (0.09)
    Global Growth Series...............................        22.0864             18.9231          (14.32)
    Global Total Return Series.........................        14.8545             14.9900            0.91
    Research International Series......................        13.3890             12.1549           (9.22)
    Strategic Income Series............................        10.1388             10.2897            1.49

* Reflects unit value on date of commencement of operations.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION
 -- December 31, 2000

 ASSETS:                                               Shares        Cost         Value
 Investments in MFS/Sun Life Series Trust:           ----------  ------------  ------------
     Bond Series (BDS).............................      14,319  $    149,226  $    156,259
     Capital Appreciation Series (CAS).............   1,341,079    57,115,676    55,719,923
     Capital Opportunities Series (COS)............     475,636     9,908,226     9,850,473
     Massachusetts Investors Trust Series (MIT)....   2,138,921    72,647,211    75,125,167
     Emerging Growth Series (EGS)..................   1,360,366    36,332,954    39,878,865
     Equity Income Series (EIS)....................      77,390     1,007,496     1,118,503
     Foreign & Colonial Emerging Markets Equity
      Series (FCE).................................      19,547       205,028       172,476
     International Growth and Income Series
      (FCI)........................................     243,344     3,029,732     3,201,734
     International Growth Series (FCG).............     117,831     1,388,931     1,395,156
     Government Securities Series (GSS)............   1,183,913    15,110,039    15,520,291
     High Yield Series (HYS).......................   1,669,616    15,027,604    12,735,674
     Managed Sectors Series (MSS)..................     596,547    21,346,456    19,894,836
     Massachusetts Investors Growth Stock Series
      (MIS)........................................     575,933     8,840,256     8,354,277
     Money Market Series (MMS).....................  11,536,313    11,536,313    11,536,313
     New Discovery Series (NWD)....................     170,035     2,776,975     2,717,854
     Research Equity Series (RES)..................   1,767,406    38,621,804    41,798,581
     Research Growth and Income Series (RGS).......     279,120     3,716,697     4,080,292
     Strategic Growth Series (SGS).................       8,863       108,241        96,688
     Total Return Series (TRS).....................   2,878,275    54,698,128    56,687,039
     Utilities Series (UTS)........................   1,031,999    17,641,204    19,687,015
     Global Asset Allocation Series (GAA)..........     222,206     3,255,086     3,324,749
     Global Governments Series (GGS)...............     306,372     3,278,231     3,049,764
     Global Growth Series (GGR)....................     881,040    15,571,058    16,275,987
     Global Total Return Series (GTR)..............     284,932     4,399,532     4,485,309
     Research International Series (RSS)...........      70,584       942,965       896,416
     Strategic Income Series (SIS).................      34,633       348,360       349,750
                                                                 ------------  ------------
                                                                 $399,003,429  $408,109,391
                                                                 ============
 LIABILITY:
     Payable to sponsor............................                                (139,972)
                                                                               ------------
         Net Assets................................                            $407,969,419
                                                                               ============

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION
 -- December 31, 2000 -- continued

 NET ASSETS:
                                           Applicable to Owners of
                                          Deferred Variable Annuity
                                                  Contracts               Reserve
                                      ---------------------------------     for
                                                   Unit                   Variable
                                        Units     Value       Value      Annuities      Total
                                      ---------  --------  ------------  ----------  ------------
 Regatta-NY Contracts:
     CAS............................    878,308  $29.7280  $ 26,103,334  $   95,003  $ 26,198,337
     MIT............................    684,415   27.5275    18,837,461     143,569    18,981,030
     GSS............................    543,141   14.2931     7,762,589      69,831     7,832,420
     HYS............................    209,754   14.3731     3,027,982       6,642     3,034,624
     MSS............................    268,401   31.1237     8,353,437      --         8,353,437
     MMS............................    443,137   12.8570     5,691,288     122,126     5,813,414
     TRS............................  1,053,465   22.1007    23,276,681     600,198    23,876,879
     UTS............................     97,977   31.1078     3,048,679      74,203     3,122,882
     GGS............................    170,907   13.0217     2,228,288      --         2,228,288
     GGR............................    312,693   22.2203     6,949,042      55,946     7,004,988
                                                           ------------  ----------  ------------
                                                           $105,278,781  $1,167,518  $106,446,299
                                                           ------------  ----------  ------------
 Regatta Gold-NY Contracts:
     BDS............................     14,630  $10.6791  $    156,259  $   --      $    156,259
     CAS............................  1,492,787   19.7625    29,501,220       7,152    29,508,372
     COS............................    530,934   18.5566     9,850,473      --         9,850,473
     MIT............................  2,982,000   18.6244    55,535,149     574,130    56,109,279
     EGS............................  1,714,685   23.1680    39,724,071     152,130    39,876,201
     EIS............................     88,109   12.6949     1,118,503      --         1,118,503
     FCE............................     24,973    6.9035       172,476      --           172,476
     FCI............................    220,666   14.3192     3,159,702      42,264     3,201,966
     FCG............................    121,359   11.4167     1,385,469      10,055     1,395,524
     GSS............................    610,154   12.5815     7,675,295       9,289     7,684,584
     HYS............................    848,963   11.3643     9,654,968      51,641     9,706,609
     MSS............................    515,612   22.2545    11,474,449      67,264    11,541,713
     MIS............................    703,237   11.6369     8,182,395     167,980     8,350,375
     MMS............................    487,950   11.7167     5,719,053      --         5,719,053
     NWD............................    168,713   15.8421     2,672,898      43,231     2,716,129
     RES............................  2,232,305   18.7162    41,779,949      19,329    41,799,278
     RGS............................    289,277   14.0128     4,063,385      17,540     4,080,925
     SGS............................     11,374    8.5000        96,688      --            96,688
     TRS............................  1,932,406   16.6629    32,185,801     547,276    32,733,077
     UTS............................    709,257   23.1986    16,475,921      83,936    16,559,857
     GAA............................    241,078   13.7738     3,324,749      --         3,324,749
     GGS............................     76,984   10.6604       821,168      --           821,168
     GGR............................    489,355   18.9231     9,261,002       7,102     9,268,104
     GTR............................    295,796   14.9900     4,433,964      51,628     4,485,592
     RSS............................     73,754   12.1549       896,416      --           896,416
     SIS............................     33,990   10.2897       349,750      --           349,750
                                                           ------------  ----------  ------------
                                                           $299,671,173  $1,851,947  $301,523,120
                                                           ------------  ----------  ------------
         Net Assets......................................  $404,949,954  $3,019,465  $407,969,419
                                                           ============  ==========  ============

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 2000

                                               BDS           CAS           COS          MIT           EGS
                                           Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                           -----------  -------------  -----------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  1,085    $  8,562,281   $1,035,027   $  5,939,218  $  4,973,543
   Mortality and expense risk charges....       (800)       (817,517)    (122,930)      (966,779)     (612,435)
   Distribution and administrative
    expense charges......................        (96)        (98,102)     (14,752)      (116,014)      (73,492)
                                            --------    ------------   -----------  ------------  ------------
       Net investment income (loss)......   $    189    $  7,646,662   $  897,345   $  4,856,425  $  4,287,616
                                            --------    ------------   -----------  ------------  ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 67,276    $ 13,632,574   $1,988,637   $ 15,436,833  $ 11,008,937
     Cost of investments sold............    (67,151)     (9,840,181)  (1,300,887)   (12,915,694)   (5,156,350)
                                            --------    ------------   -----------  ------------  ------------
       Net realized gains (losses).......   $    125    $  3,792,393   $  687,750   $  2,521,139  $  5,852,587
                                            --------    ------------   -----------  ------------  ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $  7,033    $ (1,395,753)  $  (57,753)  $  2,477,956  $  3,545,911
     Beginning of year...................         36      18,216,011    2,373,799     10,957,132    24,375,559
                                            --------    ------------   -----------  ------------  ------------
       Change in unrealized appreciation
        (depreciation)...................   $  6,997    $(19,611,764)  $(2,431,552) $ (8,479,176) $(20,829,648)
                                            --------    ------------   -----------  ------------  ------------
         Realized and unrealized gains
          (losses).......................   $  7,122    $(15,819,371)  $(1,743,802) $ (5,958,037) $(14,977,061)
                                            --------    ------------   -----------  ------------  ------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................   $  7,311    $ (8,172,709)  $ (846,457)  $ (1,101,612) $(10,689,445)
                                            ========    ============   ===========  ============  ============

                                               EIS          FCE          FCI          FCG          GSS
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $   3,460    $      24    $ 343,495    $  21,826   $   808,722
   Mortality and expense risk charges....      (5,294)      (2,585)     (41,241)     (14,317)     (170,569)
   Distribution and administrative
    expense charges......................        (635)        (310)      (4,949)      (1,718)      (20,468)
                                            ---------    ---------    ---------    ---------   -----------
       Net investment income (loss)......   $  (2,469)   $  (2,871)   $ 297,305    $   5,791   $   617,685
                                            ---------    ---------    ---------    ---------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 260,537    $ 289,790    $ 890,610    $ 109,922   $ 5,358,961
     Cost of investments sold............    (233,579)    (245,007)    (745,741)     (91,190)   (5,444,793)
                                            ---------    ---------    ---------    ---------   -----------
       Net realized gains (losses).......   $  26,958    $  44,783    $ 144,869    $  18,732   $   (85,832)
                                            ---------    ---------    ---------    ---------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $ 111,007    $ (32,552)   $ 172,002    $   6,225   $   410,252
     Beginning of year...................       1,892       60,846      743,681      139,979      (468,481)
                                            ---------    ---------    ---------    ---------   -----------
       Change in unrealized appreciation
        (depreciation)...................   $ 109,115    $ (93,398)   $(571,679)   $(133,754)  $   878,733
                                            ---------    ---------    ---------    ---------   -----------
         Realized and unrealized gains
          (losses).......................   $ 136,073    $ (48,615)   $(426,810)   $(115,022)  $   792,901
                                            ---------    ---------    ---------    ---------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................   $ 133,604    $ (51,486)   $(129,505)   $(109,231)  $ 1,410,586
                                            =========    =========    =========    =========   ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 2000 -- continued

                                               HYS           MSS           MIS          MMS           NWD
                                           Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                           -----------  -------------  -----------  ------------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $1,416,461   $  4,725,617   $  261,105   $    751,854   $ 127,103
   Mortality and expense risk charges....    (182,017)      (305,401)     (83,260)      (160,331)    (26,640)
   Distribution and administrative
    expense charges......................     (21,842)       (36,648)      (9,991)       (19,240)     (3,197)
                                           -----------  ------------   -----------  ------------   ---------
       Net investment income (loss)......  $1,212,602   $  4,383,568   $  167,854   $    572,283   $  97,266
                                           -----------  ------------   -----------  ------------   ---------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $4,322,866   $  5,463,495   $  538,479   $ 31,787,632   $ 342,624
     Cost of investments sold............  (4,914,647)    (3,594,209)    (428,088)   (31,787,632)   (208,193)
                                           -----------  ------------   -----------  ------------   ---------
       Net realized gains (losses).......  $ (591,781)  $  1,869,286   $  110,391   $    --        $ 134,431
                                           -----------  ------------   -----------  ------------   ---------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $(2,291,930) $ (1,451,620)  $ (485,979)  $    --        $ (59,121)
     Beginning of year...................    (534,885)    11,084,433      576,430        --          330,852
                                           -----------  ------------   -----------  ------------   ---------
       Change in unrealized appreciation
        (depreciation)...................  $(1,757,045) $(12,536,053)  $(1,062,409) $    --        $(389,973)
                                           -----------  ------------   -----------  ------------   ---------
         Realized and unrealized gains
          (losses).......................  $(2,348,826) $(10,666,767)  $ (952,018)  $    --        $(255,542)
                                           -----------  ------------   -----------  ------------   ---------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................  $(1,136,224) $ (6,283,199)  $ (784,164)  $    572,283   $(158,276)
                                           ===========  ============   ===========  ============   =========

                                               RES          RGS           SGS             TRS           UTS
                                           Sub-Account  Sub-Account  Sub-Account(a)   Sub-Account   Sub-Account
                                           -----------  -----------  --------------  -------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 4,941,583   $  68,786      $--          $  5,249,850   $ 1,812,433
   Mortality and expense risk charges....     (578,979)    (48,914)         (363)        (648,370)     (229,549)
   Distribution and administrative
    expense charges......................      (69,478)     (5,870)          (44)         (77,804)      (27,546)
                                           -----------   ---------      --------     ------------   -----------
       Net investment income (loss)......  $ 4,293,126   $  14,002      $   (407)    $  4,523,676   $ 1,555,338
                                           -----------   ---------      --------     ------------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 5,415,142   $ 679,466      $  9,610     $ 13,274,285   $ 1,840,875
     Cost of investments sold............   (3,644,887)   (595,910)       (9,616)     (13,933,848)   (1,376,755)
                                           -----------   ---------      --------     ------------   -----------
       Net realized gains (losses).......  $ 1,770,255   $  83,556      $     (6)    $   (659,563)  $   464,120
                                           -----------   ---------      --------     ------------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $ 3,176,777   $ 363,595      $(11,553)    $  1,988,911   $ 2,045,811
     Beginning of year...................   11,588,184     389,342       --            (1,590,588)    3,151,974
                                           -----------   ---------      --------     ------------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $(8,411,407)  $ (25,747)     $(11,553)    $  3,579,499   $(1,106,163)
                                           -----------   ---------      --------     ------------   -----------
         Realized and unrealized gains
          (losses).......................  $(6,641,152)  $  57,809      $(11,559)    $  2,919,936   $  (642,043)
                                           -----------   ---------      --------     ------------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................  $(2,348,026)  $  71,811      $(11,966)    $  7,443,612   $   913,295
                                           ===========   =========      ========     ============   ===========

(a) For the period January 1, 2000 (commencement of operations) through December 31, 2000.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 2000 -- continued

                                               GAA          GGS          GGR          GTR          RSS          SIS
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $ 190,962   $  143,740   $3,050,314    $ 339,406    $  35,444     $10,310
   Mortality and expense risk charges....     (44,132)     (41,179)    (241,200)     (55,065)      (8,563)     (3,460)
   Distribution and administrative
    expense charges......................      (5,296)      (4,942)     (28,944)      (6,608)      (1,028)       (415)
                                            ---------   -----------  -----------   ---------    ---------     -------
       Net investment income (loss)......   $ 141,534   $   97,619   $2,780,170    $ 277,733    $  25,853     $ 6,435
                                            ---------   -----------  -----------   ---------    ---------     -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 464,553   $1,116,156   $4,139,345    $ 578,929    $ 308,321     $ 6,267
     Cost of investments sold............    (425,337)  (1,311,344)  (2,756,611)    (535,721)    (287,653)     (6,352)
                                            ---------   -----------  -----------   ---------    ---------     -------
       Net realized gains (losses).......   $  39,216   $ (195,188)  $1,382,734    $  43,208    $  20,668     $   (85)
                                            ---------   -----------  -----------   ---------    ---------     -------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $  69,663   $ (228,467)  $  704,929    $  85,777    $ (46,549)    $ 1,390
     Beginning of year...................     387,442     (311,489)   7,697,264      369,215       60,637       3,024
                                            ---------   -----------  -----------   ---------    ---------     -------
       Change in unrealized appreciation
        (depreciation)...................   $(317,779)  $   83,022   $(6,992,335)  $(283,438)   $(107,186)    $(1,634)
                                            ---------   -----------  -----------   ---------    ---------     -------
         Realized and unrealized gains
          (losses).......................   $(278,563)  $ (112,166)  $(5,609,601)  $(240,230)   $ (86,518)    $(1,719)
                                            ---------   -----------  -----------   ---------    ---------     -------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................   $(137,029)  $  (14,547)  $(2,829,431)  $  37,503    $ (60,665)    $ 4,716
                                            =========   ===========  ===========   =========    =========     =======

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                   BDS                      CAS                         COS
                                               Sub-Account              Sub-Account                 Sub-Account
                                            ------------------   --------------------------   ------------------------
                                                Year Ended               Year Ended                  Year Ended
                                               December 31,             December 31,                December 31,
                                              2000     1999(a)       2000          1999          2000          1999
                                            --------   -------   ------------   -----------   -----------   ----------
 OPERATIONS:
   Net investment income (loss)..........   $    189   $  (218)  $  7,646,662   $ 5,062,542   $   897,345   $   30,887
   Net realized gains (losses)...........        125      (547)     3,792,393     2,123,016       687,750      121,135
   Net unrealized gains (losses).........      6,997        36    (19,611,764)    8,929,307    (2,431,552)   2,048,125
                                            --------   -------   ------------   -----------   -----------   ----------
       Increase (Decrease) in net assets
        from operations..................   $  7,311   $  (729)  $ (8,172,709)  $16,114,865   $  (846,457)  $2,200,147
                                            --------   -------   ------------   -----------   -----------   ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $ 55,771   $16,159   $  1,737,371   $ 3,420,550   $ 1,110,890   $  843,965
     Net transfers between Sub-Accounts
      and Fixed Account..................     70,905     7,594       (832,250)      855,474     1,621,983    2,140,661
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................       (747)       (5)    (5,655,055)   (2,622,533)     (415,708)    (134,822)
                                            --------   -------   ------------   -----------   -----------   ----------
       Net accumulation activity.........   $125,929   $23,748   $ (4,749,934)  $ 1,653,491   $ 2,317,165   $2,849,804
                                            --------   -------   ------------   -----------   -----------   ----------
   Annuitization Activity:
     Annuitizations......................   $  --      $ --      $      9,269   $   --        $   --        $   --
     Annuity payments and account fees...      --        --           (37,966)      (34,018)      --            --
     Adjustments to annuity reserve......      --        --             2,787        (3,331)      --            --
                                            --------   -------   ------------   -----------   -----------   ----------
       Net annuitization activity........   $  --      $ --      $    (25,910)  $   (37,349)  $   --        $   --
                                            --------   -------   ------------   -----------   -----------   ----------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $125,929   $23,748   $ (4,775,844)  $ 1,616,142   $ 2,317,165   $2,849,804
                                            --------   -------   ------------   -----------   -----------   ----------
     Increase (Decrease) in net assets...   $133,240   $23,019   $(12,948,553)  $17,731,007   $ 1,470,708   $5,049,951
 NET ASSETS:
   Beginning of year.....................     23,019     --        68,655,262    50,924,255     8,379,765    3,329,814
                                            --------   -------   ------------   -----------   -----------   ----------
   End of year...........................   $156,259   $23,019   $ 55,706,709   $68,655,262   $ 9,850,473   $8,379,765
                                            ========   =======   ============   ===========   ===========   ==========

(a) For the period May 27, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                       MIT                         EGS                        EIS
                                                   Sub-Account                 Sub-Account                Sub-Account
                                            -------------------------   --------------------------   ---------------------
                                                   Year Ended                   Year Ended                Year Ended
                                                  December 31,                 December 31,              December 31,
                                               2000          1999           2000          1999          2000      1999(b)
                                            -----------   -----------   ------------   -----------   ----------   --------
 OPERATIONS:
   Net investment income (loss)..........   $ 4,856,425   $ 4,890,263   $  4,287,616   $    18,486   $   (2,469)  $ (1,118)
   Net realized gains (losses)...........     2,521,139     2,460,538      5,852,587     1,609,849       26,958        (25)
   Net unrealized gains (losses).........    (8,479,176)   (3,031,771)   (20,829,648)   18,929,458      109,115      1,892
                                            -----------   -----------   ------------   -----------   ----------   --------
       Increase (Decrease) in net assets
        from operations..................   $(1,101,612)  $ 4,319,030   $(10,689,445)  $20,557,793   $  133,604   $    749
                                            -----------   -----------   ------------   -----------   ----------   --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $ 2,457,740   $ 6,834,904   $  2,147,374   $ 2,616,690   $  414,597   $151,100
     Net transfers between Sub-Accounts
      and Fixed Account..................    (4,016,269)    2,960,318      6,121,903     1,809,663      353,992     83,765
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (6,259,219)   (3,220,067)    (6,500,909)   (1,197,519)     (19,002)      (302)
                                            -----------   -----------   ------------   -----------   ----------   --------
       Net accumulation activity.........   $(7,817,748)  $ 6,575,155   $  1,768,368   $ 3,228,834   $  749,587   $234,563
                                            -----------   -----------   ------------   -----------   ----------   --------
   Annuitization Activity:
     Annuitizations......................   $    67,579   $   304,547   $     52,612   $   157,333   $   --       $  --
     Annuity payments and account fees...       (79,741)      (45,178)       (18,916)         (391)      --          --
     Adjustments to annuity reserve......        (7,282)       (5,651)        (3,224)          560       --          --
                                            -----------   -----------   ------------   -----------   ----------   --------
       Net annuitization activity........   $   (19,444)  $   253,718   $     30,472   $   157,502   $   --       $  --
                                            -----------   -----------   ------------   -----------   ----------   --------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $(7,837,192)  $ 6,828,873   $  1,798,840   $ 3,386,336   $  749,587   $234,563
                                            -----------   -----------   ------------   -----------   ----------   --------
     Increase (Decrease) in net assets...   $(8,938,804)  $11,147,903   $ (8,890,605)  $23,944,129   $  883,191   $235,312
 NET ASSETS:
   Beginning of year.....................    84,029,113    72,881,210     48,766,806    24,822,677      235,312      --
                                            -----------   -----------   ------------   -----------   ----------   --------
   End of year...........................   $75,090,309   $84,029,113   $ 39,876,201   $48,766,806   $1,118,503   $235,312
                                            ===========   ===========   ============   ===========   ==========   ========

(b) For the period May 7, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                    FCE                     FCI                      FCG
                                                Sub-Account             Sub-Account              Sub-Account
                                            -------------------   -----------------------   ---------------------
                                                Year Ended              Year Ended               Year Ended
                                               December 31,            December 31,             December 31,
                                              2000       1999        2000         1999         2000        1999
                                            --------   --------   ----------   ----------   ----------   --------
 OPERATIONS:
   Net investment income (loss)..........   $ (2,871)  $ (2,671)  $  297,305   $   55,391   $    5,791   $ (3,998)
   Net realized gains (losses)...........     44,783     (9,723)     144,869      136,713       18,732      1,750
   Net unrealized gains (losses).........    (93,398)    87,017     (571,679)     298,397     (133,754)   160,416
                                            --------   --------   ----------   ----------   ----------   --------
       Increase (Decrease) in net assets
        from operations..................   $(51,486)  $ 74,623   $ (129,505)  $  490,501   $ (109,231)  $158,168
                                            --------   --------   ----------   ----------   ----------   --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $ 11,854   $ 22,461   $  152,805   $   87,199   $  415,386   $ 71,687
     Net transfers between Sub-Accounts
      and Fixed Account..................    (11,130)    28,083      (72,736)    (346,722)     449,919     86,593
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (37,664)    (4,298)    (404,064)     (72,236)     (49,375)   (29,465)
                                            --------   --------   ----------   ----------   ----------   --------
       Net accumulation activity.........   $(36,940)  $ 46,246   $ (323,995)  $ (331,759)  $  815,930   $128,815
                                            --------   --------   ----------   ----------   ----------   --------
   Annuitization Activity:
     Annuitizations......................   $  --      $  --      $   --       $   --       $   --       $  8,601
     Annuity payments and account fees...      --         --          (3,612)      --             (733)      (365)
     Adjustments to annuity reserve......      --         --             232       --             (102)       470
                                            --------   --------   ----------   ----------   ----------   --------
       Net annuitization activity........   $  --      $  --      $   (3,380)  $   --       $     (835)  $  8,706
                                            --------   --------   ----------   ----------   ----------   --------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $(36,940)  $ 46,246   $ (327,375)  $ (331,759)  $  815,095   $137,521
                                            --------   --------   ----------   ----------   ----------   --------
     Increase (Decrease) in net assets...   $(88,426)  $120,869   $ (456,880)  $  158,742   $  705,864   $295,689
 NET ASSETS:
   Beginning of year.....................    260,902    140,033    3,658,846    3,500,104      689,660    393,971
                                            --------   --------   ----------   ----------   ----------   --------
   End of year...........................   $172,476   $260,902   $3,201,966   $3,658,846   $1,395,524   $689,660
                                            ========   ========   ==========   ==========   ==========   ========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                       GSS                         HYS                         MSS
                                                   Sub-Account                 Sub-Account                 Sub-Account
                                            -------------------------   -------------------------   -------------------------
                                                   Year Ended                  Year Ended                  Year Ended
                                                  December 31,                December 31,                December 31,
                                               2000          1999          2000          1999          2000          1999
                                            -----------   -----------   -----------   -----------   -----------   -----------
 OPERATIONS:
   Net investment income (loss)..........   $   617,685   $   509,121   $ 1,212,602   $ 1,052,468   $ 4,383,568   $  (206,735)
   Net realized gains (losses)...........       (85,832)      (19,388)     (591,781)      (85,942)    1,869,286       463,826
   Net unrealized gains (losses).........       878,733      (948,831)   (1,757,045)     (159,996)  (12,536,053)   10,581,213
                                            -----------   -----------   -----------   -----------   -----------   -----------
       Increase (Decrease) in net assets
        from operations..................   $ 1,410,586   $  (459,098)  $(1,136,224)  $   806,530   $(6,283,199)  $10,838,304
                                            -----------   -----------   -----------   -----------   -----------   -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $   162,306   $   396,896   $   628,744   $   897,338   $   851,479   $   693,821
     Net transfers between Sub-Accounts
      and Fixed Account..................     1,562,711     2,214,722    (1,535,024)      757,430     1,812,759     1,306,321
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (1,769,778)     (663,475)   (1,611,549)     (830,606)   (1,457,773)     (553,762)
                                            -----------   -----------   -----------   -----------   -----------   -----------
       Net accumulation activity.........   $   (44,761)  $ 1,948,143   $(2,517,829)  $   824,162   $ 1,206,465   $ 1,446,380
                                            -----------   -----------   -----------   -----------   -----------   -----------
   Annuitization Activity:
     Annuitizations......................   $   --        $    80,761   $   --        $    49,893   $   --        $   --
     Annuity payments and account fees...        (5,951)       (1,683)      (17,106)      (32,097)      (11,299)       (7,635)
     Adjustments to annuity reserve......        (1,159)       (1,719)       (3,948)       11,303        (1,897)          (48)
                                            -----------   -----------   -----------   -----------   -----------   -----------
       Net annuitization activity........   $    (7,110)  $    77,359   $   (21,054)  $    29,099   $   (13,196)  $    (7,683)
                                            -----------   -----------   -----------   -----------   -----------   -----------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $   (51,871)  $ 2,025,502   $(2,538,883)  $   853,261   $ 1,193,269   $ 1,438,697
                                            -----------   -----------   -----------   -----------   -----------   -----------
     Increase (Decrease) in net assets...   $ 1,358,715   $ 1,566,404   $(3,675,107)  $ 1,659,791   $(5,089,930)  $12,277,001
 NET ASSETS:
   Beginning of year.....................    14,158,289    12,591,885    16,416,340    14,756,549    24,985,080    12,708,079
                                            -----------   -----------   -----------   -----------   -----------   -----------
   End of year...........................   $15,517,004   $14,158,289   $12,741,233   $16,416,340   $19,895,150   $24,985,080
                                            ===========   ===========   ===========   ===========   ===========   ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                      MIS                        MMS                        NWD
                                                  Sub-Account                Sub-Account                Sub-Account
                                            -----------------------   -------------------------   -----------------------
                                                  Year Ended                 Year Ended                 Year Ended
                                                 December 31,               December 31,               December 31,
                                               2000       1999(c)        2000          1999          2000       1999(c)
                                            ----------   ----------   -----------   -----------   ----------   ----------
 OPERATIONS:
   Net investment income (loss)..........   $  167,854   $   (9,041)  $   572,283   $   449,101   $   97,266   $   (2,495)
   Net realized gains (losses)...........      110,391       42,562       --            --           134,431        4,180
   Net unrealized gains (losses).........   (1,062,409)     576,430       --            --          (389,973)     330,852
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Increase (Decrease) in net assets
        from operations..................   $ (784,164)  $  609,951   $   572,283   $   449,101   $ (158,276)  $  332,537
                                            ----------   ----------   -----------   -----------   ----------   ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $1,931,389   $1,545,594   $ 2,779,898   $ 4,578,279   $  518,669   $   97,352
     Net transfers between Sub-Accounts
      and Fixed Account..................    3,753,981    1,456,383       666,976    (5,081,749)   1,285,427      686,241
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (195,760)    (150,410)   (6,918,180)   (1,932,080)     (94,291)         (22)
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Net accumulation activity.........   $5,489,610   $2,851,567   $(3,471,306)  $(2,435,550)  $1,709,805   $  783,571
                                            ----------   ----------   -----------   -----------   ----------   ----------
   Annuitization Activity:
     Annuitizations......................   $   61,495   $  144,646   $   --        $   142,142   $   51,873   $   --
     Annuity payments and account fees...      (18,828)      --           (15,819)      (13,200)      (1,656)      --
     Adjustments to annuity reserve......       (3,836)         (66)         (853)       (2,910)      (1,725)      --
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Net annuitization activity........   $   38,831   $  144,580   $   (16,672)  $   126,032   $   48,492   $   --
                                            ----------   ----------   -----------   -----------   ----------   ----------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $5,528,441   $2,996,147   $(3,487,978)  $(2,309,518)  $1,758,297   $  783,571
                                            ----------   ----------   -----------   -----------   ----------   ----------
   Increase (Decrease) in net assets.....   $4,744,277   $3,606,098   $(2,915,695)  $(1,860,417)  $1,600,021   $1,116,108
 NET ASSETS:
   Beginning of year.....................    3,606,098       --        14,448,162    16,308,579    1,116,108       --
                                            ----------   ----------   -----------   -----------   ----------   ----------
   End of year...........................   $8,350,375   $3,606,098   $11,532,467   $14,448,162   $2,716,129   $1,116,108
                                            ==========   ==========   ===========   ===========   ==========   ==========

(c) For the period April 26, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                       RES                        RGS                  SGS
                                                   Sub-Account                Sub-Account          Sub-Account
                                            -------------------------   -----------------------   -------------
                                                   Year Ended                 Year Ended           Year Ended
                                                  December 31,               December 31,         December 31,
                                               2000          1999          2000         1999         2000(d)
                                            -----------   -----------   ----------   ----------   -------------
 OPERATIONS:
   Net investment income (loss)..........   $ 4,293,126   $   821,260   $   14,002   $  (40,465)     $   (407)
   Net realized gains (losses)...........     1,770,255     1,471,067       83,556      206,592            (6)
   Net unrealized gains (losses).........    (8,411,407)    6,195,085      (25,747)      48,849       (11,553)
                                            -----------   -----------   ----------   ----------      --------
       Increase (Decrease) in net assets
        from operations..................   $(2,348,026)  $ 8,487,412   $   71,811   $  214,976      $(11,966)
                                            -----------   -----------   ----------   ----------      --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $ 1,192,055   $ 2,291,829   $  280,491   $  609,314      $ 88,979
     Net transfers between Sub-Accounts
      and Fixed Account..................       642,900      (693,664)     (19,918)     344,254        20,004
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (3,640,209)   (1,817,915)    (181,082)    (143,333)         (329)
                                            -----------   -----------   ----------   ----------      --------
       Net accumulation activity.........   $(1,805,254)  $  (219,750)  $   79,491   $  810,235      $108,654
                                            -----------   -----------   ----------   ----------      --------
   Annuitization Activity:
     Annuitizations......................   $   --        $    17,754   $   --       $   17,630      $--
     Annuity payments and account fees...        (1,455)         (722)      (1,193)        (690)      --
     Adjustments to annuity reserve......          (158)          855          (88)         721       --
                                            -----------   -----------   ----------   ----------      --------
       Net annuitization activity........   $    (1,613)  $    17,887   $   (1,281)  $   17,661      $--
                                            -----------   -----------   ----------   ----------      --------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $(1,806,867)  $  (201,863)  $   78,210   $  827,896      $108,654
                                            -----------   -----------   ----------   ----------      --------
     Increase (Decrease) in net assets...   $(4,154,893)  $ 8,285,549   $  150,021   $1,042,872      $ 96,688
 NET ASSETS:
   Beginning of year.....................    45,954,171    37,668,622    3,930,904    2,888,032       --
                                            -----------   -----------   ----------   ----------      --------
   End of year...........................   $41,799,278   $45,954,171   $4,080,925   $3,930,904      $ 96,688
                                            ===========   ===========   ==========   ==========      ========

(d) For the period January 1, 2000 (commencement of operations) through December 31, 2000.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                       TRS                         UTS                        GAA
                                                   Sub-Account                 Sub-Account                Sub-Account
                                            -------------------------   -------------------------   -----------------------
                                                   Year Ended                  Year Ended                 Year Ended
                                                  December 31,                December 31,               December 31,
                                               2000          1999          2000          1999          2000         1999
                                            -----------   -----------   -----------   -----------   ----------   ----------
 OPERATIONS:
   Net investment income (loss)..........   $ 4,523,676   $ 7,746,171   $ 1,555,338   $ 1,237,438   $  141,534   $  135,245
   Net realized gains (losses)...........      (659,563)     (181,703)      464,120       291,350       39,216        7,500
   Net unrealized gains (losses).........     3,579,499    (6,794,002)   (1,106,163)    2,126,467     (317,779)     399,246
                                            -----------   -----------   -----------   -----------   ----------   ----------
       Increase (Decrease) in net assets
        from operations..................   $ 7,443,612   $   770,466   $   913,295   $ 3,655,255   $ (137,029)  $  541,991
                                            -----------   -----------   -----------   -----------   ----------   ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $   882,479   $ 2,858,711   $ 1,156,952   $ 1,363,693   $   64,381   $  129,985
     Net transfers between Sub-Accounts
      and Fixed Account..................    (2,379,578)       74,433     1,819,300     1,025,946      (33,977)    (122,538)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (5,581,400)   (4,105,250)     (768,424)     (619,970)    (287,058)    (110,545)
                                            -----------   -----------   -----------   -----------   ----------   ----------
       Net accumulation activity.........   $(7,078,499)  $(1,172,106)  $ 2,207,828   $ 1,769,669   $ (256,654)  $ (103,098)
                                            -----------   -----------   -----------   -----------   ----------   ----------
   Annuitization Activity:
     Annuitizations......................   $   --        $   176,608   $   --        $   152,945   $   --       $   --
     Annuity payments and account fees...      (141,943)     (130,587)      (20,625)       (4,046)      --           --
     Adjustments to annuity reserve......       (27,400)        2,654        (2,241)       (2,035)      --           --
                                            -----------   -----------   -----------   -----------   ----------   ----------
       Net annuitization activity........   $  (169,343)  $    48,675   $   (22,866)  $   146,864   $   --       $   --
                                            -----------   -----------   -----------   -----------   ----------   ----------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $(7,247,842)  $(1,123,431)  $ 2,184,962   $ 1,916,533   $ (256,654)  $ (103,098)
                                            -----------   -----------   -----------   -----------   ----------   ----------
     Increase (Decrease) in net assets...   $   195,770   $  (352,965)  $ 3,098,257   $ 5,571,788   $ (393,683)  $  438,893
 NET ASSETS:
   Beginning of year.....................    56,414,186    56,767,151    16,584,482    11,012,694    3,718,432    3,279,539
                                            -----------   -----------   -----------   -----------   ----------   ----------
   End of year...........................   $56,609,956   $56,414,186   $19,682,739   $16,584,482   $3,324,749   $3,718,432
                                            ===========   ===========   ===========   ===========   ==========   ==========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                      GGS                        GGR                        GTR
                                                  Sub-Account                Sub-Account                Sub-Account
                                            -----------------------   -------------------------   -----------------------
                                                  Year Ended                 Year Ended                 Year Ended
                                                 December 31,               December 31,               December 31,
                                               2000         1999         2000          1999          2000         1999
                                            ----------   ----------   -----------   -----------   ----------   ----------
 OPERATIONS:
   Net investment income (loss)..........   $   97,619   $  460,756   $ 2,780,170   $   303,340   $  277,733   $  299,879
   Net realized gains (losses)...........     (195,188)    (122,695)    1,382,734       452,605       43,208      100,881
   Net unrealized gains (losses).........       83,022     (633,342)   (6,992,335)    6,692,595     (283,438)     (86,257)
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Increase (Decrease) in net assets
        from operations..................   $  (14,547)  $ (295,281)  $(2,829,431)  $ 7,448,540   $   37,503   $  314,503
                                            ----------   ----------   -----------   -----------   ----------   ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $   27,277   $   65,900   $   555,038   $   480,062   $  106,550   $  206,272
     Net transfers between Sub-Accounts
      and Fixed Account..................     (128,828)    (246,018)     (195,060)    1,749,618     (172,879)    (375,311)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (221,863)    (223,096)   (1,066,047)     (448,581)    (147,196)    (170,240)
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Net accumulation activity.........   $ (323,414)  $ (403,214)  $  (706,069)  $ 1,781,099   $ (213,525)  $ (339,279)
                                            ----------   ----------   -----------   -----------   ----------   ----------
   Annuitization Activity:
     Annuitizations......................   $   --       $   --       $     9,592   $    50,832   $   --       $   --
     Annuity payments and account fees...       --           (1,638)       (5,494)       (1,021)      (7,012)      (6,721)
     Adjustments to annuity reserve......           (4)          16          (752)       (2,143)      (1,055)         606
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Net annuitization activity........   $       (4)  $   (1,622)  $     3,346   $    47,668   $   (8,067)  $   (6,115)
                                            ----------   ----------   -----------   -----------   ----------   ----------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $ (323,418)  $ (404,836)  $  (702,723)  $ 1,828,767   $ (221,592)  $ (345,394)
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Increase (Decrease) in net
        assets...........................   $ (337,965)  $ (700,117)  $(3,532,154)  $ 9,277,307   $ (184,089)  $  (30,891)
 NET ASSETS:
   Beginning of year.....................    3,387,421    4,087,538    19,805,246    10,527,939    4,669,681    4,700,572
                                            ----------   ----------   -----------   -----------   ----------   ----------
   End of year...........................   $3,049,456   $3,387,421   $16,273,092   $19,805,246   $4,485,592   $4,669,681
                                            ==========   ==========   ===========   ===========   ==========   ==========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                    RSS                   SIS
                                                Sub-Account           Sub-Account
                                            -------------------   -------------------
                                                Year Ended            Year Ended
                                               December 31,          December 31,
                                              2000     1999(e)      2000     1999(f)
                                            --------   --------   --------   --------
 OPERATIONS:
   Net investment income (loss)..........   $ 25,853   $   (716)  $  6,435   $   (657)
   Net realized gains (losses)...........     20,668        840        (85)         3
   Net unrealized gains (losses).........   (107,186)    60,637     (1,634)     3,024
                                            --------   --------   --------   --------
       Increase (Decrease) in net assets
       from operations...................   $(60,665)  $ 60,761   $  4,716   $  2,370
                                            --------   --------   --------   --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $257,444   $ 45,451   $ 25,314   $240,741
     Net transfers between Sub-Accounts
      and Fixed Account..................    405,633    205,489     79,040      --
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (16,077)    (1,620)    (2,431)     --
                                            --------   --------   --------   --------
       Net accumulation activity.........   $647,000   $249,320   $101,923   $240,741
                                            --------   --------   --------   --------
   Annuitization Activity:
     Annuitizations......................   $  --      $  --      $  --      $  --
     Annuity payments and account fees...      --         --         --         --
     Adjustments to annuity reserve......      --         --         --         --
                                            --------   --------   --------   --------
       Net annuitization activity........   $  --      $  --      $  --      $  --
                                            --------   --------   --------   --------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $647,000   $249,320   $101,923   $240,741
                                            --------   --------   --------   --------
     Increase (Decrease) in net assets...   $586,335   $310,081   $106,639   $243,111
 NET ASSETS:
   Beginning of year.....................    310,081      --       243,111      --
                                            --------   --------   --------   --------
   End of year...........................   $896,416   $310,081   $349,750   $243,111
                                            ========   ========   ========   ========

(e) For the period August 2, 1999 (commencement of operations) through December 31, 1999.
(f) For the period September 10, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the ("Sponsor") (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta-NY and Regatta Gold-NY contracts commenced on April 1, 1993 and
August 1, 1996, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of Sun Life Assurance Company of Canada (U.S.), is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contracts. In no event shall the aggregate withdrawal charges assessed exceed 9% of the purchase payment made under a Regatta-NY contract or 6% of the aggregate purchase payments made under a Regatta Gold-NY contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta-NY contracts and 3% for Regatta Gold-NY contracts. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5) UNITS ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                           Units Transferred
                                                                Between      Units Withdrawn,
                        Units Outstanding                    Sub-Accounts     Surrendered and   Units Outstanding
                        Beginning of Year  Units Purchased and Fixed Account    Annuitized         End of Year
                       ------------------- --------------- ----------------- ----------------- -------------------
                           Year Ended        Year Ended       Year Ended        Year Ended         Year Ended
                          December 31,      December 31,     December 31,      December 31,       December 31,
                         2000      1999     2000    1999     2000     1999     2000     1999     2000      1999
                       --------- --------- ------- ------- -------- -------- -------- -------- --------- ---------
 MFS REGATTA CONTRACTS:
 -------------------------------
 CAS Sub-Account         952,236 1,030,044     577      61   11,475  (26,735)  (85,980)  (51,134)   878,308   952,236
 MIT Sub-Account         751,259   759,522   1,183   --      (1,595)   21,064  (66,432)  (29,327)   684,415   751,259
 GSS Sub-Account         602,006   516,775   --      --      18,991  120,671  (77,856)  (35,440)   543,141   602,006
 HYS Sub-Account         258,754   299,433   --      --     (19,233)  (15,972)  (29,767)  (24,707)   209,754   258,754
 MSS Sub-Account         281,981   294,045     356   --       4,948     (215)  (18,884)  (11,849)   268,401   281,981
 MMS Sub-Account         471,149   529,219   9,895   --     243,615   42,161 (281,522) (100,231)   443,137   471,149
 TRS Sub-Account       1,226,124 1,320,198   2,143      88  (11,779)   (9,988) (163,023)  (84,174) 1,053,465 1,226,124
 UTS Sub-Account          95,916    88,196   --      --       7,895   11,209   (5,834)   (3,489)    97,977    95,916
 GGS Sub-Account         186,528   219,014   --      --        (304)  (20,497)  (15,317)  (11,989)   170,907   186,528
 GGR Sub-Account         326,782   327,055   --      --        (125)   11,581  (13,964)  (11,854)   312,693   326,782
 MFS REGATTA GOLD CONTRACTS:
 -------------------------------
 BDS Sub-Account(a)        2,344    --       5,576   1,642    6,783      702      (73)    --      14,630     2,344
 CAS Sub-Account       1,596,747 1,387,198  76,764 188,906  (61,228)   85,637 (119,496)  (64,994) 1,492,787 1,596,747
 COS Sub-Account         423,782   245,193  52,818  53,060   74,369  134,413  (20,035)   (8,884)   530,934   423,782
 MIT Sub-Account       3,305,098 2,936,804 130,426 378,202 (219,418)  124,941 (234,106) (134,849) 2,982,000 3,305,098
 EGS Sub-Account       1,674,168 1,482,470  75,225 140,252  204,375  110,205 (239,083)  (58,759) 1,714,685 1,674,168
 EIS Sub-Account(b)       23,813    --      34,635  15,360   32,161    8,484   (2,500)      (31)    88,109    23,813
 FCE Sub-Account          28,793    23,240   1,687   2,946     (883)    3,183   (4,624)     (576)    24,973    28,793
 FCI Sub-Account         246,036   272,201  10,637   6,646   (8,723)  (27,235)  (27,284)   (5,576)   220,666   246,036
 FCG Sub-Account          53,996    41,872  34,134   7,232   37,270    8,088   (4,041)   (3,196)   121,359    53,996
 GSS Sub-Account         553,951   483,528  13,737  34,691  101,518   53,163  (59,052)  (17,431)   610,154   553,951
 HYS Sub-Account         988,547   869,291  51,222  73,815  (95,367)   82,266  (95,439)  (36,825)   848,963   988,547
 MSS Sub-Account         478,856   401,019  31,032  37,591   35,992   53,417  (30,268)  (13,171)   515,612   478,856
 MIS Sub-Account(c)      275,481    --     150,004 149,516  292,715  138,031  (14,963)  (12,066)   703,237   275,481
 MMS Sub-Account         760,178   921,204 231,802 424,895 (209,680) (511,872) (294,350)  (74,049)   487,950   760,178
 NWD Sub-Account(c)       69,746    --      30,714   8,312   73,647   61,436   (5,394)       (2)   168,713    69,746
 RES Sub-Account       2,320,814 2,330,245  58,618 136,515   29,806  (38,961) (176,933) (106,985) 2,232,305 2,320,814
 RGS Sub-Account         283,227   222,849  20,875  45,362   (1,220)   26,016  (13,605)  (11,000)   289,277   283,227
 SGS Sub-Account(d)       --        --       9,441   --       1,971    --         (38)    --      11,374    --
 TRS Sub-Account       2,196,447 2,154,305  57,394 198,169 (171,004)   15,680 (150,431) (171,707) 1,932,406 2,196,447
 UTS Sub-Account         616,993   529,135  50,212  74,691   67,328   42,317  (25,276)  (29,150)   709,257   616,993
 GAA Sub-Account         259,810   267,873   4,419  10,414   (2,637)   (9,790)  (20,514)   (8,687)   241,078   259,810
 GGS Sub-Account          89,314    90,226   2,689   6,166  (12,252)   (1,143)   (2,767)   (5,935)    76,984    89,314
 GGR Sub-Account         509,687   402,319  26,533  30,765  (12,122)   91,578  (34,743)  (14,975)   489,355   509,687
 GTR Sub-Account         310,409   334,013   7,318  14,856  (11,925)  (26,106)  (10,006)  (12,354)   295,796   310,409
 RSS Sub-Account(e)       23,159    --      19,745   4,409   32,104   18,889   (1,254)     (139)    73,754    23,159
 SIS Sub-Account(f)       23,978    --       2,490  23,978    7,761    --        (239)    --      33,990    23,978

(a) For the period May 27, 1999 (commencement of operations) through December 31, 1999.

(b) For the period May 7, 1999 (commencement of operations) through December 31, 1999.

(c) For the period April 26, 1999 (commencement of operations) through December 31, 1999.

(d) For the period January 1, 2000 (commencement of operations) through December 31, 2000.

(e) For the period August 2, 1999 (commencement of operations) through December 31, 1999.

(f) For the period September 10, 1999 (commencement of operations) through December 31, 1999.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(6) INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2000:

                                                               Purchases       Sales
                                                              -----------   -----------
Bond Series.................................................  $   193,394   $    67,276
Capital Appreciation Series.................................   16,500,606    13,632,574
Capital Opportunities Series................................    5,203,147     1,988,637
Massachusetts Investors Trust Series........................   12,463,347    15,436,833
Emerging Growth Series......................................   17,098,617    11,008,937
Equity Income Series........................................    1,007,655       260,537
Foreign & Colonial Emerging Markets Equity Series...........      249,979       289,790
International Growth and Income Series......................      860,308       890,610
International Growth Series.................................      930,910       109,922
Government Securities Series................................    5,925,934     5,358,961
High Yield Series...........................................    3,000,534     4,322,866
Managed Sectors Series......................................   11,042,229     5,463,495
Massachusetts Investors Growth Stock Series.................    6,238,610       538,479
Money Market Series.........................................   28,872,790    31,787,632
New Discovery Series........................................    2,199,912       342,624
Research Equity Series......................................    7,901,559     5,415,142
Research Growth and Income Series...........................      771,766       679,466
Strategic Growth Series.....................................      117,857         9,610
Total Return Series.........................................   10,577,519    13,274,285
Utilities Series............................................    5,583,416     1,840,875
Global Asset Allocation Series..............................      349,433       464,553
Global Governments Series...................................      890,665     1,116,156
Global Growth Series........................................    6,217,240     4,139,345
Global Total Return Series..................................      636,124       578,929
Research International Series...............................      981,174       308,321
Strategic Income Series.....................................      114,625         6,267

INDEPENDENT AUDITORS' REPORT

To the Contract Owners in Sun Life (N.Y.) Variable Account C
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth and Income Sub-Account, International Growth Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Equity Sub-Account, Research Growth and Income Sub-Account, Strategic Growth Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Asset Allocation Sub-Account, Global Governments Sub-Account, Global Growth Sub-Account, Global Total Return Sub-Account, Research International Sub-Account, and Strategic Income Sub-Account of Sun Life (N.Y.) Variable Account C (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.